Wilson Bank Holding Company - Parent Company Financial Information - Schedule of Condensed Cash Flow Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net earnings	$ 48,992	$ 53,020	$ 49,426
Adjustments to reconcile net earnings to net cash used in operating activities:
Stock-based compensation expense	1,948	1,864	1,428
Increase in other liabilities	1,028	(2,602)	(383)
TOTAL ADJUSTMENTS	37,112	20,187	12,022
NET CASH PROVIDED BY OPERATING ACTIVITIES	86,104	73,207	61,448
Cash flows from investing activities:
NET CASH USED IN INVESTING ACTIVITIES	(407,718)	(758,902)	(530,462)
Cash flows from financing activities:
Dividends paid	(17,303)	(20,880)	(14,909)
Proceeds from exercise of stock options	1,044	635	862
NET CASH PROVIDED BY FINANCING ACTIVITIES	469,460	337,066	583,576
NET CHANGE IN CASH AND CASH EQUIVALENTS	147,846	(348,629)	114,562
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	104,789	453,418	338,856
CASH AND CASH EQUIVALENTS - END OF YEAR	252,635	104,789	453,418
Parent Company [Member]
Cash flows from operating activities:
Net earnings	48,938	53,042	49,426
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(50,455)	(54,851)	(50,867)
Decrease (increase) in refundable income taxes	53	(176)	(120)
Increase in deferred taxes	(133)	(195)	(174)
Stock-based compensation expense	1,528	1,866	1,428
Increase in other liabilities	19	14	113
TOTAL ADJUSTMENTS	(48,988)	(53,342)	(49,620)
NET CASH PROVIDED BY OPERATING ACTIVITIES	(50)	(300)	(194)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	2,500	4,200	4,300
NET CASH USED IN INVESTING ACTIVITIES	2,500	4,200	4,300
Cash flows from financing activities:
Payments made to stock appreciation rights holders	(277)	(644)	(515)
Dividends paid	(17,303)	(20,880)	(14,909)
Proceeds from sale of stock pursuant to dividend reinvestment plan	12,979	16,117	11,188
Proceeds from exercise of stock options	1,044	635	862
NET CASH PROVIDED BY FINANCING ACTIVITIES	(3,557)	(4,772)	(3,374)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,107)	(872)	732
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	4,241	5,113	4,381
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 3,134	$ 4,241	$ 5,113